Related parties (Details) - COP ($) $ in Billions		Dec. 31, 2025	Dec. 31, 2024
Joint ventures and Associates
Trade and other receivables		$ 124	$ 162
Trade and other receivables, Current		124	162
Trade and other receivables, Non-current		0	0
Trade and other receivables - Loans		547	352
Trade and other receivables - Loans, Current		16	5
Trade and other receivables - Loans, Non-current		531	347
Trade and other payables		50	65
Trade and other payables, Current		50	65
Trade and other payables, Non-current		0	0
Loans and borrowings		728	829
Loans and borrowings, Current		728	829
Loans and borrowings, Non-current		0	0
Other liabilities		1
Other liabilities, Current		1
Other liabilities, Non-current		0
Gases del Caribe S.A. E.S.P. | Associates
Joint ventures and Associates
Trade and other receivables		0	0
Trade and other receivables - Loans		0	0
Trade and other payables		4	4
Loans and borrowings		0	0
Other liabilities		0
Extrucol S.A. | Associates
Joint ventures and Associates
Trade and other receivables		0
Trade and other receivables - Loans		0
Trade and other payables		1
Loans and borrowings		0
Other liabilities		0
E2 Energia Eficiente S.A. E.S.P. | Associates
Joint ventures and Associates
Trade and other receivables			3
Trade and other receivables - Loans			0
Trade and other payables			1
Loans and borrowings			0
Equion Energa Limited | Joint Ventures
Joint ventures and Associates
Trade and other receivables	[1]	0	0
Trade and other receivables - Loans	[1]	0	0
Trade and other payables	[1]	0	1
Loans and borrowings	[1]	728	829
Other liabilities	[1]	1
Ecodiesel Colombia S.A. | Joint Ventures
Joint ventures and Associates
Trade and other receivables		3	5
Trade and other receivables - Loans		0	0
Trade and other payables		45	59
Loans and borrowings		0	0
Other liabilities		0
Interligao Eltrica do Madeira S.A. | Joint Ventures
Joint ventures and Associates
Trade and other receivables		35	37
Trade and other receivables - Loans		0	0
Trade and other payables		0	0
Loans and borrowings		0	0
Other liabilities		0
Interligao Eltrica Garanhuns S.A. | Joint Ventures
Joint ventures and Associates
Trade and other receivables		10	10
Trade and other receivables - Loans		0	0
Trade and other payables		0	0
Loans and borrowings		0	0
Other liabilities		0
Interligao Eltrica Paraguau S.A. | Joint Ventures
Joint ventures and Associates
Trade and other receivables			22
Trade and other receivables - Loans			0
Trade and other payables			0
Loans and borrowings			0
Interligao Eltrica Aimors S.A. | Joint Ventures
Joint ventures and Associates
Trade and other receivables			13
Trade and other receivables - Loans			0
Trade and other payables			0
Loans and borrowings			0
Interligao Eltrica Iva S.A. | Joint Ventures
Joint ventures and Associates
Trade and other receivables		40	17
Trade and other receivables - Loans		2	2
Trade and other payables		0	0
Loans and borrowings		0	0
Other liabilities		0
Transmissora Alianca de Energia Eltrica S.A. | Joint Ventures
Joint ventures and Associates
Trade and other receivables		36	55
Trade and other receivables - Loans		0	0
Trade and other payables		0	0
Loans and borrowings		0	0
Other liabilities		0
Consorcio Electrico Yapay S.A | Joint Ventures
Joint ventures and Associates
Trade and other receivables		0	0
Trade and other receivables - Loans		14	3
Trade and other payables		0	0
Loans and borrowings		0	0
Other liabilities		0
Conexion Kimal Lo Aguirre S.A. | Joint Ventures
Joint ventures and Associates
Trade and other receivables		0	0
Trade and other receivables - Loans		531	347
Trade and other payables		0	0
Loans and borrowings		0	$ 0
Other liabilities		$ 0

[1]	Resource deposited by Equion in Ecopetrol Capital AG.